Offerings - Offering: 1	Jan. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value per share
Amount Registered | shares	1,374,572
Proposed Maximum Offering Price per Unit	48.68
Maximum Aggregate Offering Price	$ 66,914,164.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,240.85
Offering Note	1 Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the amount registered in Table I by this Registration Statement shall also cover any additional shares of common stock of The Greenbrier Companies, Inc. (the "Company" or "Registrant") that may become issuable under The Greenbrier Companies, Inc. 2021 Stock Incentive Plan, As Amended (the "2021 Plan") as a result of any future stock splits, stock dividends or similar adjustments of the Company's outstanding common stock. 2 The proposed maximum offering price per share and maximum aggregate offering price in Table I are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act. The proposed maximum offering price per share is estimated to be $48.68, based on the average of the high sales price ($49.40) and the low sales price ($47.96) for the Company's common stock as reported on the New York Stock Exchange on January 13, 2026, which is within five business days prior to filing this Registration Statement. 3 The shares being registered in row 1 of Table I represent 1,000,000 shares of common stock, without par value, under the 2021 Plan, as a result of the shareholders of the Registrant approving an amendment to the 2021 Plan to, among other things, increase the shares of common stock available for issuance under the 2021 Plan at the Registrant's 2026 Annual Meeting of Shareholders on January 7, 2026. In addition, the shares being registered in row 1 of Table I represent 374,572 shares of common stock, without par value, that were (i) previously covered by awards that lapsed, expired, terminated or were canceled prior to the issuance of such shares or (ii) withheld by or tendered to the Company to satisfy tax withholding obligations related to an award that, in each case, became available for future issuance under the 2021 Plan in accordance with its terms.